Income Taxes (Details) - Schedule of Provision for Income Taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current
Federal	$ 0	$ 0
State	0	0
Foreign	0	0
Total Current	0	0
Deferred
US Federal	0	0
Total Deferred	0	0
US State	0	0
Foreign	0	0
Total Provision / (Benefit)	$ 0	$ 0